Leases (Schedule of Lease Liability Maturities and Future Minimum Payments) (Details) - USD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Operating Lease Liabilities, Payments Due [Abstract]
2020	$ 1,120,066
2021	1,144,889
2022	1,019,313
2023	92,478
After 2023	0
Total future minimum lease payments	3,376,746
Less Interest	(379,843)
Present value of lease liabilities	$ 2,996,903	$ 3,800,000
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019			$ 959,902
2020			980,720
2021			1,001,603
2022			871,969
2023			44,508
After 2023			0
Total future minimum lease payments			$ 3,858,702